Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Series F Convertible Preferred Stock

On July 2, 2026, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series F Convertible Preferred Stock with the Secretary of State of the State of Delaware, designating 5,000 shares of the Company’s authorized preferred stock as Series F Convertible Preferred Stock, par value $0.0001 per share (the “Series F Preferred Stock”). The material terms of the Series F Preferred Stock are summarized below.

Stated Value and Ranking. Each share of Series F Preferred Stock has a stated value of $1,000. The Series F Preferred Stock ranks (i) senior to the Company’s common stock and any other class or series of capital stock hereafter created that by its terms ranks junior to the Series F Preferred Stock, and (ii) junior to any other class or series of capital stock of the Company.

Dividends. No dividends are payable on the Series F Preferred Stock, except for stock dividends or distributions for which adjustments are made to the conversion price.

Voting Rights. Holders of Series F Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law. However, for so long as any shares of Series F Preferred Stock are outstanding, the Company may not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series F Preferred Stock, voting as a separate class, (a) alter or change adversely the powers, preferences or rights of the Series F Preferred Stock, (b) increase the number of authorized shares of Series F Preferred Stock, or (c) enter into any agreement with respect to any of the foregoing.

Liquidation Preference. Upon any liquidation, dissolution or winding-up of the Company, holders of Series F Preferred Stock are entitled to receive, prior to any distribution to holders of common stock, an amount equal to 100% of the stated value per share.

Conversion Rights. Each share of Series F Preferred Stock is convertible, at the option of the holder, at any time after the Shareholder Approval is obtained, into shares of common stock at a conversion price of $10.00 per share, subject to adjustment. No fractional shares of common stock will be issued upon conversion; in lieu thereof, the Company will pay cash or round up to the next whole share, at the Company’s option. The conversion of the Series F Preferred Stock is subject to a beneficial ownership limitation of 4.99% of the outstanding shares of common stock. The Company is not required to issue any shares of common stock upon conversion of the Series F Preferred Stock until the Shareholder Approval is obtained.

Anti-Dilution Adjustments. The conversion price is subject to proportional adjustment in the event of stock dividends, stock splits, reverse stock splits, combinations, reclassifications and similar events. In the event of any recapitalization, reorganization, consolidation, merger or sale of all or substantially all of the Company’s assets, holders of Series F Preferred Stock will be entitled to receive, upon conversion, the same kind and amount of stock, securities or other assets or property that holders of common stock would receive in connection with such transaction.

Mandatory Redemption. The Company is required to redeem 25% of the then outstanding shares of Series F Preferred Stock on each of October 1, 2026, November 1, 2026, December 1, 2026 and January 1, 2027, at a redemption price per share equal to 125% of the stated value. A holder may elect to convert shares subject to mandatory redemption into shares of common stock at any time prior to the applicable mandatory redemption date, and any shares so converted will reduce the number of shares subject to redemption on such date on a share-for-share basis.

On June 30, 2026, the Company entered into a securities purchase agreement with Allen O. Cage Jr., an individual accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell to the Investor (i) 400 shares of the Company’s Series F Preferred Stock, and (ii) 10,000 shares of the Company’s common stock as additional consideration for the Investor’s purchase of the Series F Preferred Stock, for an aggregate purchase price of $400,000. The transaction closed on July 2, 2026.

Cashless Exercise of Pre-funded Warrants

In July 2026, the Company issued 7,250 shares of its common stock upon cashless exercise of pre-funded warrants.

Cash Exercise of Pre-funded Warrants

In July 2026, the Company issued 110,800 shares of its common stock upon the cash exercise of outstanding pre-funded warrants for aggregate proceeds of $222.

Common Shares Issued as Commitment Fee

In July 2026, the Company issued 10,000 shares of its common stock as commitment fee for the purchase of Series F Convertible Preferred Stock.

In July 2026, the Company issued 18,000 shares of its common stock as business loan commitment fee.

On August 13, 2026, the Company issued 15,000 shares of its common stock as a loan commitment fee for the $250,000 promissory note issued to FirstFire Opportunities Fund, LLC on August 13, 2026.

Common Shares Issued for Services

During the period from July 1, 2026 through August 10, 2026, the Company issued a total of 118,750 shares of its common stock for services rendered and to be rendered.

Common Shares Issued for Series E Convertible Preferred Stock Conversion

On August 5, 2026, the Company issued an aggregate of 33,674 share of its common stock upon conversion of 1,010.22 shares of its Series E Convertible Preferred Stock.

Name Change

On July 17, 2026, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation, as amended with the Secretary of State of the State of Delaware to change the name of the Company from “Avalon GloboCare Corp.” to “Change Agents Corporation” effective as of July 20, 2026 (the “Name Change”). In connection with the Name Change, the Company’s trading symbol for its common stock began trading on The Nasdaq Capital Market on July 22, 2026 under the symbol “CHGA”.

Equity Purchase Agreement

On July 22, 2026, the Company entered into an Equity Purchase Agreement (the “Purchase Agreement”) with Hudson Global Ventures, LLC, a Nevada limited liability company (the “Investor”). Pursuant to the Purchase Agreement, upon the terms and subject to the conditions set forth therein, the Company may, from time to time during the Commitment Period, in its sole discretion, require the Investor to purchase shares of the Company’s common stock, par value $0.0001 per shares (“Common Stock”) having an aggregate purchase price of up to $10,000,000 at a fixed purchase price per share of $6.00. The Commitment Period ends on the earliest of (i) the date on which the Investor has purchased shares equal to the $10,000,000 maximum commitment amount, (ii) 36 months after the date of the Purchase Agreement, (iii) written notice of termination by the Company to the Investor, subject to certain limitations, and (iv) certain bankruptcy-related events.

In connection with the Purchase Agreement, the Company issued to the Investor a common stock purchase warrant (the “Warrant”) to purchase up to 46,296 shares of Common Stock at an exercise price of $0.2 per share, subject to adjustment as provided in the Warrant. The Warrant is exercisable at any time following stockholder approval of the shares issuable upon exercise of the Warrant (the “Stockholder Approval Date”) until 5:00 p.m. Eastern time on the date that is five years after the Stockholder Approval Date, subject to the terms and limitations set forth therein, including a 4.99% beneficial ownership limitation.

Business Loan and Security Agreement

On July 24, 2026, the Company entered into a Business Loan and Security Agreement (the “Business Loan Agreement”) with a commercial funding source (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $825,000 (the “Business Loan”), with net proceeds to the Company of $254,350, following the payment of an administration fee of $41,250 and repayment in full of the current loan from Agile Lending in the amount of $529,400, with a total repayment amount of $1,188,000, including interest charges of $363,000 (assuming all payments are made on time and the July 2026 Loan is not prepaid) repayable in 32 weekly installments of $37,125 with a maturity date of July 29, 2026. Pursuant to the Business Loan Agreement, the Company granted the Lender a continuing security interest in certain collateral (as defined in the Business Loan Agreement). In connection with the Business Loan, the Company issued Lender a Confessed Judgement Secured Promissory Note (the “Secured Note”) dated July 24, 2026 in the amount $825,000 with a maturity date of February 19, 2027.

Forbearance Letter Agreement

On July 24, 2026, the Company entered into a Forbearance Letter Agreement with Agile Lending LLC under which it agreed to issue 18,000 shares of its common stock (the “Forbearance Shares”) in consideration of Agile Lending’s agreement to forbear the July 2026 payment and to not under the March 2026 Business Loan and Security Agreement between the Company and Agile Lending. The Company granted Agile Lending piggyback registration rights with respect to the Forbearance Shares.

Original Issue Discount Promissory Note issued to FirstFire Opportunities Fund, LLC

On August 13, 2026, the Company issued promissory note to FirstFire Opportunities Fund, LLC (“FirstFIre”) in the principal amount of $250,000 (inclusive of a $50,000 original issuance discount) (the “FirstFire Note”) for gross proceeds of $200,000. The Company intends to use the $144,000 of the net proceeds of the FirstFire Note to repay that certain 7% promissory note in the original principal amount of $233,910 issued to anquish Funding Group Inc. and the remainder for working capital and general corporate purposes.

The FirstFire Note matures on February 13, 2027 and has a one-time interest charge equal to 18.75% of the principal amount, or $46,875, payable in cash. Any principal or accrued but unpaid interest on the FirstFire Note which is not paid when due shall accrue interest at a rate of 10% per annum (the “Default Interest”). The principal amount of the FirstFire Note together with accrued but unpaid interest shall be paid as follows: (i) $62,500 shall be paid on each of November 13, 2026, and December 13 2026, and January 13, 2027 and (ii) the total remaining balance of the FirstFire Note shall be paid on February 13, 2027.

The Company granted FirstFire a “most-favored nations” provision with respect to the issuance of any debt that is not convertible into common stock of the Company (or amends any non-convertible debt that was issued before the Issue Date). In addition, the Company agreed to use 25% of the net proceeds from an issuance of equity or debt or sale of assets to repay amounts outstanding under the FirstFire Note.

In addition, if, at any time on or after the issue date of the FirstFire Note, and prior to the full repayment, the Companyr or any of its subsidiaries (the “Subsidiaries”) receives cash proceeds from the issuance of equity or debt or the sale of assets (including but not limited to real property) by the Company or any of the Borrower’s Subsidiaries, the FirstFIre shall have the right in its sole discretion to require the Company or the Subsidiaries to immediately apply up to 12.5% of such proceeds (net of outstanding legal fees of the Borrower, underwriter or broker-dealer expense and legal fee reimbursements, outstanding auditor fees of the Borrower, outstanding transfer agent fees of the Borrower, and fees of the SEC and FINRA in connection with such transaction, in each case if applicable) to repay all or any portion of the outstanding Principal Amount and interest (including any Default Interest) then due under this Note.

NOTE 23 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Common Shares Issued for Debt Conversion

During the period from January 1, 2026 through March 17, 2026, an investor converted its convertible note in the principal amount of $545,949 and unpaid interest of $5,525 into 27,574 shares of common stock of the Company at a per share price of $20.00.

Common Shares Issued for Pre-Funded Warrants Exercise

In January 2026, the Company issued an aggregate of 17,713 shares of its common stock upon cashless exercise of pre-funded warrants.

Common Shares Issued for Services

During the period from January 1, 2026 through March 17, 2026, the Company issued a total of 25,250 shares of its common stock for services rendered and to be rendered. These shares were valued at $522,800, the fair market values on the grant dates using the reported closing share prices on the dates of grant.

Common Shares Issued for Warrant Exercise

In February 2026, pursuant to the terms of related warrant agreements, the Company issued an aggregate of 63,434 shares of its common stock upon cashless exercise of warrants.

Securities Purchase Agreements

On February 11, 2026, the Company entered into a securities purchase agreement with an accredited investor pursuant to which the Company issued to the investor a promissory note in the principal amount of $233,910, (inclusive of a $26,910 original issuance discount) for gross proceeds of $207,000.

On February 19, 2026, the Company entered into a securities purchase agreement with an accredited investor pursuant to which the Company issued to the investor a promissory note in the principal amount of $233,910 (inclusive of a $26,910 original issuance discount) for gross proceeds of $207,000.

On February 26, 2026, the Company entered into securities purchase agreements with certain institutional investors for the issuance and sale in a private placement of (i) 24,510 shares of the Company’s common stock at a purchase price of $10.20 per share; (ii) pre-funded warrants at a purchase price of $0.002 per pre-funded warrant to purchase up to an aggregate of 294,118 shares of the Company’s common stock; (iii) Series A-1 warrants to purchase up to 318,628 shares of the Company’s common stock; and (iv) Series A-2 warrants to purchase up to 318,628 shares of the Company’s common stock.

Amendment to Unsecured Bridge Note

On February 15, 2026, the Company entered into Amendment #2 (the “Note Amendment”) to unsecured bridge note dated December 11, 2025 in the original principal amount of $375,000. The Note Amendment extended the time periods under the bridge note for the first payment deadline, the second payment deadline and third payment deadline as follows: (i) the first payment deadline under this Note Amendment is extended to March 16, 2026 from February 15, 2026; the second payment deadline under the Note Amendment is extended to April 15, 2026 from March 15, 2026 and (iii) the third payment deadline under the Note Amendment is extended to May 15, 2026 from April 15, 2026.

Amended and Restated Membership Interest Purchase Agreement

As previously reported, on November 17, 2023, the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with Wenzhao Lu, the Chairman of the Company’s Board of Directors, pursuant to which (i) Mr. Lu acquired from the Company 30% of the total outstanding membership interests of Avalon RT 9 for a cash purchase price of $3 million (the “Acquisition”), and (ii) for a period of twelve months following the closing of the Acquisition, Mr. Lu shall have the option to purchase from the Company up to an additional 70% of the outstanding membership interests of Avalon RT 9 for a purchase price of up to $7 million.

On February 18, 2026, the Company and Mr. Lu entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to Mr. Lu 100% of the membership interests of Avalon RT 9 for (i) approximately $3.1 million, and (ii) the satisfaction, in full, of an approximately $5.9 million balance due on an existing mortgage financing. This represents a total amended aggregated purchase price of approximately $9 million.

Directors Resignation and Appointment

On February 24, 2026, each of William B. Stilley, III, Wilbert J. Tauzin II and Tevi Troy informed the Company that they will be resigning from the Company’s Board of Directors (the “Board”) as well as the Company’s Board committees on which they respectively served effective as of February 24, 2026. Messrs. Stilley’s, Tauzin’s and Troy’s resignations were not the result of any disagreement with the Company, any matter related to the Company’s operations, policies or practices, the Company’s management or the Board.

On February 24, 2026, the Board appointed (i) Lourdes Felix as a member and Chair of the audit committee and member of the compensation committee; (ii) Michael Mathews as a member of the audit committee, the compensation committee and the nominating and corporate governance committee and Chair of the nominating and corporate governance committee; and (ii) Steven Sanders as lead independent director and Chair of the compensation committee. All of the foregoing appointments are effective as of February 24, 2026.